UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2000

Institutional Investment Manager Filing this Report:

Name: 		Siphron Capital Management
Address:	280 South Beverly Drive, suite 412
		Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:		David C. Siphron
Title:		President / CEO
Phone:		310-858-7281
Signature, Place, and Date of Signing:

David C. Siphron   Beverly Hills, California	May 12, 2000

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  25

Form 13F Information Table Value Total:  1206854


                                       FORM 13F INFORMATION TABLE
                                        Value  Quantity  SH/ PUT/  INV  OTH VTG
NAME OF ISSUER     CLASS    Cusip    (x$1000)  of Shares PRN CALL DSCRN MGR AUT
----------------   -----  ---------  -------   --------- --- ---- ----- --- ---
American Express     COM  025816109    77,343    519,300 SH  N/A  SOLE  N/A SOLE
Chase Manhattan      COM  16161A108    40,145    460,444 SH       SOLE      SOLE
Citigroup Inc.       COM  172967101    52,103    870,200 SH       SOLE      SOLE
Coca-Cola            COM  191216100    39,477    841,050 SH       SOLE      SOLE
Compaq Computer      COM  204493100        84      3,100 SH       SOLE      SOLE
Dell Computers       COM  247025109    71,516  1,325,900 SH       SOLE      SOLE
Disney (Walt)        COM  254687106        99      2,400 SH       SOLE      SOLE
EMC Corp.            COM  268648102    55,768    442,600 SH       SOLE      SOLE
Eastman Kodak        COM  277461109    14,279    262,898 SH       SOLE      SOLE
Electronic Data Sys. COM  285661104    48,808    760,400 SH       SOLE      SOLE
First Union Corp     COM  337358105    50,712  1,361,400 SH       SOLE      SOLE
Gillette             COM  375766102    53,226  1,412,300 SH       SOLE      SOLE
Goldman Sachs        COM  38141G104    45,836    435,500 SH       SOLE      SOLE
Hershey Foods        COM  427866108    42,637    874,600 SH       SOLE      SOLE
Hewlett-Packard      COM  428236103    59,880    450,650 SH       SOLE      SOLE
Intel Corp.          COM  458140100   108,435    821,864 SH       SOLE      SOLE
Merck & Co.          COM  589331107    41,335    665,360 SH       SOLE      SOLE
Merrill Lynch        COM  590188108    57,551    548,100 SH       SOLE      SOLE
Microsoft Corp.      COM  594918104    57,736    543,400 SH       SOLE      SOLE
Minnesota Mining     COM  604059105    44,098    497,930 SH       SOLE      SOLE
Morgan Stanley D.W.  COM  617446448    51,142    617,100 SH       SOLE      SOLE
NIKE, Inc. 'B'       COM  654106103    26,085    658,300 SH       SOLE      SOLE
PepsiCo, Inc.        COM  713448108    45,836  1,314,300 SH       SOLE      SOLE
Schwab (Charles)     COM  808513105    75,228  1,324,146 SH       SOLE      SOLE
Wrigley (Wm.) Jr.    COM  982526105    47,495    618,320 SH       SOLE      SOLE
